Stock-Based Compensation - Allocated Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 42,571	$ 1,982
Imagery & software analytical service costs, excluding depreciation and amortization
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4,121	0
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 38,450	$ 1,982